FINANCIAL EXPENSES NET (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial Expenses Net [Abstract]
Investment Income Nonoperating	$ 44	$ 57	$ 58
Interest expense	(234)	(202)	(230)
Gain Loss Recognized In Earnings From Hedging Foreign Currency Risk Of Business Combination Purchase Price Obligation	0	(102)	0
Foreign Currency Transaction Gain Loss Before Tax	(16)	22	(24)
Settlement received on auction rate securities portfolio	0	0	0
Other Than Temporary Impairment Losses Investments Portion Recognized In Earnings Net Available For Sale Securities	0	0	(6)
Gain From Interest Rate Swap Transaction	53	0	0
Financial expenses-net	$ (153)	$ (225)	$ (202)